Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statements Of Operations
Schedule of estimated fair values

		Estimated Fair Value	Estimated Useful Life (years)		Amortization Expense - Year Ended December 31, 2025
Customer relationships	₩	2,457,000	9.8	₩	250,714
Backlog		2,884,000	5		576,800
Technology		4,716,000	7		673,714
Brand		1,643,000	Indefinite		-
Total				₩	1,501,228